Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Capital Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2023	$ 14,694,327	$ 9,078,915	$ 13,577,844	$ (8,069,343)	$ 29,281,743
Balance (in Shares) at Mar. 31, 2023	36,250,054
Net income for the period			1,954,355		1,954,355
Foreign currency translation gain				(3,269,650)	(3,269,650)
Balance at Sep. 30, 2023	$ 14,694,327	9,078,915	15,532,199	(11,338,993)	27,966,448
Balance (in Shares) at Sep. 30, 2023	36,250,054
Balance at Mar. 31, 2024	$ 16,716,839	10,262,191	21,056,780	(11,993,026)	$ 36,042,784
Balance (in Shares) at Mar. 31, 2024	42,220,206				42,220,206
Transfer of capital to capital reserve	$ (15,870,723)	15,870,723
Net income for the period			1,336,229		1,336,229
Foreign currency translation gain				1,876,274	1,876,274
Balance at Sep. 30, 2024	$ 846,116	$ 26,132,914	$ 22,393,009	$ (10,116,752)	$ 39,255,287
Balance (in Shares) at Sep. 30, 2024	42,220,206				42,220,206